Description of Plan and Benefits	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Description of Plan [Line Items]
Description of Plan and Benefits	Description of Plan and Benefits
The following description of the NVR, Inc. Profit Sharing Plan (the “Plan” or “PSP”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan's provisions.
General
The Plan is a defined contribution, profit-sharing retirement plan, and covers substantially all employees of NVR, Inc. and its affiliated companies ("NVR", the "Company” or "Employer"). The investments of the PSP, along with the investments of the NVR, Inc. Employee Stock Ownership Plan ("ESOP") are held within the NVR, Inc. Profit Sharing Plan and ESOP Master Trust ("Master Trust"). Fidelity Management Trust Company ("Fidelity") is the trustee and provides recordkeeping services for the Plan. Additionally, Fidelity Investments Institutional Operating Company, Inc., provides certain other recordkeeping services for the Plan. Fidelity maintains a separate account reflecting the equitable share of each plan's investments within the Master Trust and reports the Plan’s share of investments to the Plan. The Plan is administered by the Profit Sharing Committee (the "Plan Administrator"), which is designated by the Board of Directors of NVR, Inc. (the “Board”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
The Plan year begins each January 1st and ends each December 31st ("Plan Year").
Employee Eligibility
All full-time and part-time employees are eligible to participate in the Plan immediately upon employment. The Plan excludes any employee covered by a collective bargaining agreement negotiated in good faith with the Company and leased employees.
Contributions
The Plan provides for eligible Plan participants to make voluntary salary deferral contributions (“VSDC”) from 1% to 50% of their current salary on a combined pre-tax, Roth and post-tax basis into the Plan for investment. All investment funds provided in the Plan are available for employee VSDC. A participant's pre-tax and/or Roth deferral was limited to a maximum contribution of $23.5 during 2025 and $23.0 during 2024. Participants who reached age 50 or older before the close of the calendar year and have deferred the maximum amount allowed under the Plan have the option to make additional pre-tax and/or Roth salary deferrals. The maximum “catch-up” contribution was $7.5 during 2025 and 2024. Participants may change their salary deferral percentages periodically, but participants generally cannot withdraw fund balances before termination, retirement, death or total permanent disability unless certain hardship conditions exist. At December 31, 2025 and 2024, refunds of $24 and $58, respectively, were due to participants for excess contributions made during the Plan Year and are reflected as a reduction of employee contributions in the Statement of Changes in Net Assets Available for Plan Benefits and in the “Due to participants” line item on the Statements of Net Assets Available for Plan Benefits.
In accordance with the Plan, the Company may declare a matching contribution. In 2025, the Company matched up to the first one thousand dollars of individual participants’ pre-tax and/or Roth salary deferrals. The Company does not make matching contributions on post-tax salary deferrals. NVR contributed $5,735 in matching contributions during 2025. Matching contributions are invested in participant accounts in the Plan as directed by participants.
Vesting and Forfeitures
Employees vest in Company matching contributions at the rate of 20% per year beginning with the completion of the second year of service. Employees also become 100% vested upon reaching age 60 or upon an employee’s termination on account of death or total disability. Participants are fully vested at all times in their VSDC account balances. Forfeitures of unvested amounts relating to terminated employees are used to pay certain recordkeeping and investment consultant fees. The remainder are allocated annually, in the subsequent fiscal year, to all eligible participants in the Plan as of December 31, based upon the proportion that the participant’s compensation for that Plan Year bears to the total compensation received for such year by all participants sharing in the allocation, subject to the annual addition limitation and nondiscrimination requirement imposed under the Internal Revenue Code. Forfeitures of $1,298 and $735 in 2025 and 2024, respectively, were allocated to eligible participant accounts in 2025 and 2024, respectively.
Investment Options
The Plan Administrator selects the number and type of investment options available. Fidelity is responsible for maintaining an account balance for each participant. Each participant instructs Fidelity how to allocate their account balances. Fidelity values account balances daily. Each investment fund's income and expenses are allocated to participant accounts daily in relation to their respective account balances. Each account balance is based on the value of the underlying investments in each account. Generally, participants may elect to change how future contributions are allocated or may transfer current account balances among investment options.
Payments of Benefits
Depending on various provisions and restrictions of the Plan, the method of benefit payment can be in the form of a lump-sum distribution or based on a deferred payment schedule. Amounts remaining in the Plan as a result of deferred payments are subject to daily fluctuations in value based on the underlying investments in each account.
Notes Receivable from Participants
Loans are made available to all participants on a nondiscriminatory basis in accordance with the specific provisions set forth in the Plan. The amount of a loan generally cannot exceed the lesser of $50 or one-half of a participant's total vested account balance as of the loan origination date, and participants may have a maximum of two loans outstanding at any time. Generally, a loan bears interest at a fixed rate which is determined by the Plan Administrator. Such rate for all outstanding loans was prime plus 1% set at the date of loan origination. All loans are subject to specific repayment terms and are secured by the participant's non-forfeitable interest in his/her account equivalent to the principal amount of the loan. Loan repayment terms range from one to five years with the exception of loans taken for the purchase of a primary residence, in which case the repayment terms may be extended for a term of up to fifteen years. For participant loans that become delinquent, are not cured and result in default, the amount of the unpaid loan and interest due to the Plan will be a deemed distribution. Deemed distributions are reported as a taxable distribution and remain part of the participant's account balance until a distributable event occurs (i.e termination of employment). Participants must pay any outstanding loans in full upon termination of service with the Company. Loans not repaid within the time-frame specified by the Plan subsequent to termination are considered to be in default and treated as a distribution to the terminated participant. Participant loans are recorded at unpaid principal plus accrued interest.
Administrative Expenses
Loan origination fees, trustee fees and most recordkeeping fees are paid by Plan participants. Certain recordkeeping and investment consultant fees are paid by the Plan, from Plan forfeitures. All other administrative expenses are paid directly by the Company.